Segment Information (Summary of Financial Information by Geographical Area) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [Line Items]
Sales	$ 37,884	$ 27,712
Non-current assets	37,439	35,432
Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	37,884	27,712
Intersegment amounts [Member]
Disclosure of geographical areas [Line Items]
Sales	0	0
Canpotex [Member]
Disclosure of geographical areas [Line Items]
Sales	(105)	282
Non-current assets	0	0
Canpotex [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	5,414	2,398
United States [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	15,971	15,095
United States [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	20,089	16,009
Canada [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	18,303	17,766
Canada [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	3,783	3,094
Trinidad [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	688	638
Trinidad [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	15	258
Brazil customer [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	851	391
Brazil customer [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	1,136	567
Other Latin America And Europe Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	2,048	1,033
Other [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	521	340
Other [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	3,570	1,795
Australia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	1,105	1,202
Australia [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	3,877	3,591
Argentina Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	666	526
Europe Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 856	$ 236